15. Financial Instruments with Off-Balance-Sheet Risk (Tables)	12 Months Ended
Dec. 31, 2017
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Off balance sheet financial instruments risk
	Contract or Notional Amount
	2017	2016

Unused portions of home equity lines of credit	$29,529,411	$25,535,104
Residential construction lines of credit	3,767,168	3,676,176
Commercial real estate and other construction lines of credit	27,315,198	25,951,345
Commercial and industrial commitments	38,369,010	36,227,213
Other commitments to extend credit	48,233,850	42,459,454
Standby letters of credit and commercial letters of credit	1,939,759	2,009,788
Recourse on sale of credit card portfolio	302,775	258,555
MPF credit enhancement obligation, net (See Note 16)	634,340	748,239